united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Item 1. Reports to Stockholders.

Class A Shares: EGLAX
Class C Shares: EGLCX
Class I Shares: EGLIX
Class N Shares: EGLNX

Semi-Annual Report
October 31, 2019

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.eaglemlpfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Eagle MLP Strategy Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019, compared to its benchmark:

					Annualized	Annualized	Annualized
			Annualized	Annualized	Inception**-	Inception*** -	Inception**** -
	Six Months	One Year	Three Year	Five Year	October 31, 2019	October 31, 2019	October 31, 2019
Eagle MLP Strategy Fund – Class A	(11.24)%	(8.50)%	(5.35)%	(11.38)%	(2.70)%	N/A	N/A
Eagle MLP Strategy Fund – Class A with load	(16.40)%	(13.78)%	(7.21)%	(12.42))%	(3.50)%	N/A	N/A
Eagle MLP Strategy Fund – Class C	(11.61)%	(9.21)%	(6.05)%	(12.04)%	N/A	(4.97)%	N/A
Eagle MLP Strategy Fund – Class I	(11.10)%	(8.24)%	(5.10)%	(11.13)%	(2.44)%	N/A	N/A
Eagle MLP Strategy Fund – Class N	(11.08)%	(8.09)%	N/A	N/A	N/A	N/A	(14.48)%
Alerian MLP Index	(9.62)%	(6.36)%	(3.06)%	(8.96)%	(1.81)%	(3.11)%	(13.89)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum sales charge of 5.75%, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 1.73% for Class A shares, 2.48% for Class C shares, 1.48% for Class I and 1.50% for Class N shares per the August 28, 2019 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.67%, 2.42%, 1.42% and 1.27% for Class A, Class C, Class I and Class N shares, respectively. The Fund’s performance would have been lower had the co-advisers not waived fees and/or reimbursed expenses. The Class A maximum sales may be reduced or waived by the co-advisers. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

**	Inception date for Class A and Class I is September 14, 2012.

***	Inception date for Class C is February 21, 2013.

****	Inception date for Class N is August 16, 2018.

The Alerian MLP Index is a composite of the 35 most prominent energy Master Limited Partnerships (“MLPs”) that provides investors with an unbiased, comprehensive benchmark for this asset class. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Industry Sectors as of October 31, 2019 are as follows:

Asset Class	% of Net Assets
MLPs & MLP Related Securities
Pipeline - Diversified	23.0%
Pipeline - Petroleum	19.4%
Pipeline - Natural Gas	14.8%
Pipeline - NGL Infrastructure	11.3%
LNG Infrastructure	8.4%
Pipelines & Transportation	7.6%
Shipping	2.7%
Pipeline - Water Services	1.8%
Exchange Traded Notes	7.3%
Short-Term Investment	2.0%
Cash & Other Assets Less Liabilities	1.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

Shares		Fair Value
	MLP & MLP RELATED SECURITIES - 89.0%
	LNG INFRASTRUCTURE - 8.4%
197,500	Cheniere Energy, Inc. *	$12,156,125
1,219,368	GasLog Ltd.	16,717,535
254,621	GasLog Partners LP	5,044,042
		33,917,702
	PIPELINE - DIVERSIFIED - 23.0%
2,543,200	Energy Transfer LP	32,018,888
1,161,752	Enterprise Products Partners LP	30,240,405
1,547,187	Kinder Morgan, Inc.	30,912,796
		93,172,089
	PIPELINE - NATURAL GAS - 14.8%
239,700	ONEOK, Inc.	16,738,251
220,500	TC Energy Corp.	11,097,765
1,451,400	The Williams Companies., Inc.	32,380,734
		60,216,750
	PIPELINE - NGL INFRASTRUCTURE - 11.3%
1,313,923	Antero Midstream GP LP	8,461,664
235,370	DCP Midstream Partners LP	5,387,619
1,525,900	Enlink Midstream LLC	9,536,875
278,000	Keyera Corp.	6,457,443
409,669	Targa Resources Corp.	15,927,931
		45,771,532
	PIPELINE - PETROLEUM - 19.4%
386,800	Gibson Energy, Inc.	6,756,897
220,300	Magellan Midstream Partners LP	13,729,096
601,139	MPLX LP	15,852,035
92,437	Noble Midstream Partners LP	2,229,580
2,144,633	Plains GP Holdings LP	39,804,390
		78,371,998
	PIPELINE - WATER SERVICES- 1.8%
482,534	Rattler Midsteam LP *	7,247,661

	PIPELINES & TRANSPORTATION - 7.6%
540,052	Enbridge, Inc.	19,663,293
317,100	Pembina Pipeline Corp.	11,149,236
		30,812,529
	SHIPPING - 2.7%
582,055	KNOT Offshore Partners LP	11,128,892

	TOTAL MLP & MLP RELATED SECURITIES (Cost $369,664,746)	360,639,153

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2019

Shares		Fair Value
	EXCHANGE TRADED NOTES - 7.3%
	EQUITY FUNDS - 7.3%
598,800	ETRACS Alerian MLP Index ETN	$8,191,584
429,400	ETRACS Alerian MLP Infrastructure Index ETN	8,171,482
606,000	JPMorgan Alerian MLP Index ETN	13,180,500
	TOTAL EXCHANGE TRADED NOTES (Cost $34,366,251)	29,543,566

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND - 2.0%
8,177,669	Goldman Sachs Financial Square Funds - Government Fund to yield 2.12% ** (Cost $8,177,669)	8,177,669

	TOTAL INVESTMENTS - 98.3% (Cost $412,208,666)	$398,360,388
	OPTIONS WRITTEN - (0.0) % (Proceeds - $44,999)	5,000
	OTHER ASSETS LESS LIABILITIES - 1.7%	6,813,878
	NET ASSETS - 100.0%	$405,179,266

	Number of
	Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value +
OPTIONS WRITTEN - (0.0)%
CALL OPTIONS WRITTEN - (0.0)%
Cheniere Energy, Inc.	500	$3,500,000	$70.00	11/15/2019	$(5,000)
TOTAL CALL OPTIONS WRITTEN (Proceeds $44,999)					$(5,000)

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.

ETN - Exchange Traded Note

MLP - Master Limited Partnership

+	The amount represents fair value derivative instruments subject to equity risk exposure as of October 31, 2019.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2019

ASSETS
Investments (cost $412,208,666)	$398,360,388
Cash	119,650
Receivable for securities sold	3,612,120
Dividends and interest receivable	3,848,743
Receivable for Fund shares sold	278,015
Prepaid expenses and other assets	114,002
TOTAL ASSETS	406,332,918

LIABILITIES
Payable for investments purchased	385,389
Payable for Fund shares redeemed	124,931
Investment advisory fees payable, net	396,045
Options written, at fair value (premium received $44,999)	5,000
Distribution (12b-1) fees payable	11,423
Payable to related parties	45,301
Accrued expenses and other liabilities	185,563
TOTAL LIABILITIES	1,153,652
NET ASSETS	$405,179,266

Net Assets Consist Of:
Paid in capital	$817,753,238
Accumulated deficit	(412,573,972)
NET ASSETS	$405,179,266

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
October 31, 2019

Net Asset Value Per Share:
Class A Shares:
Net Assets	$13,960,386
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,513,312
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$5.55
Maximum offering price per share (maximum sales charge of 5.75%)	$5.89

Class C Shares:
Net Assets	$9,431,702
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,701,306
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$5.54

Class I Shares:
Net Assets	$152,617,913
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	27,447,535
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$5.56

Class N Shares:
Net Assets	$229,169,265
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	41,138,244
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$5.57

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2019

INVESTMENT INCOME
Dividend Income (tax withholdings $214,460)	$15,451,656
Interest Income	118,639
TOTAL INVESTMENT INCOME	15,570,295

EXPENSES
Investment advisory fees	2,891,961
Distribution (12b-1) Fees:
Class A	22,536
Class C	56,247
Third Party Administrative Servicing Fees	232,767
Administrative services fees	158,735
Registration fees	54,493
Accounting services fees	49,124
Printing and postage expenses	38,795
Custodian fees	30,259
Transfer agent fees	28,744
Audit and tax fees	20,610
Compliance officer fees	15,032
Legal fees	10,815
Insurance expense	7,760
Trustees fees and expenses	7,760
Other expenses	1,750
TOTAL EXPENSES	3,627,388
Less: Fees waived and/or expenses reimbursed by the co-advisers	(489,313)
NET EXPENSES	3,138,075
NET INVESTMENT INCOME	12,432,220

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain (loss):
Investments	(16,477,512)
Options written	427,548
Foreign currency transactions	(4,886)
Net realized loss	(16,054,850)
Net change in unrealized appreciation (depreciation) on:
Investments	(48,749,980)
Options written	190,821
Foreign currency transactions	8,046
Net change in unrealized depreciation	(48,551,113)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(64,605,963)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,173,743)

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019
FROM OPERATIONS
Net investment income	$12,432,220	$13,953,313
Net realized loss from investments, written options and foreign currency transactions	(16,054,850)	(112,618,877)
Net change in unrealized appreciation (depreciation) on investments, written options and foreign currency transactions	(48,551,113)	111,647,393
Net increase (decrease) in net assets resulting from operations	(52,173,743)	12,981,829

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(1,052,928)
Class C	—	(430,362)
Class I	—	(19,936,573)
Class N	—	(1,791,419)
Total distributions paid:
Class A	(585,240)	(752,304)
Class C	(327,011)	(416,166)
Class I	(6,204,108)	(8,924,315)
Class N *	(8,915,852)	(8,780,261)
Net decrease in net assets resulting from distributions to shareholders	(16,032,211)	(42,084,328)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	829,502	11,618,600
Class C	356,148	901,110
Class I	11,923,743	117,798,442
Class N *	33,901,859	366,157,754
Net asset value of shares issued in reinvestment of distributions:
Class A	548,767	1,687,606
Class C	297,025	767,369
Class I	5,400,961	24,863,301
Class N *	7,769,401	8,283,707
Payments for shares redeemed:
Class A	(5,519,333)	(21,531,190)
Class C	(2,182,608)	(4,208,472)
Class I	(39,952,244)	(576,962,825)
Class N *	(33,269,834)	(98,790,602)
Net decrease in net assets resulting from shares of beneficial interest	(19,896,613)	(169,415,200)

TOTAL DECREASE IN NET ASSETS	(88,102,567)	(198,517,699)

NET ASSETS
Beginning of Period	493,281,833	691,799,532
End of Period	$405,179,266	$493,281,833

*	The Eagle MLP Strategy Fund Class N commenced operations on August 16, 2018.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019
Class A:
Shares Sold	132,450	1,697,139
Shares Reinvested	92,709	253,111
Shares Redeemed	(920,001)	(3,227,637)
Net decrease in shares of beneficial interest outstanding	(694,842)	(1,277,387)

Class C:
Shares Sold	59,197	134,337
Shares Reinvested	50,444	115,782
Shares Redeemed	(354,038)	(626,873)
Net decrease in shares of beneficial interest outstanding	(244,397)	(376,754)

Class I:
Shares Sold	1,919,799	17,269,860
Shares Reinvested	914,056	3,698,244
Shares Redeemed	(6,472,316)	(85,196,965)
Net decrease in shares of beneficial interest outstanding	(3,638,461)	(64,228,861)

Class N *:
Shares Sold	5,480,673	54,568,665
Shares Reinvested	1,315,115	1,275,259
Shares Redeemed	(5,406,234)	(16,095,234)
Net increase in shares of beneficial interest outstanding	1,389,554	39,748,690

*	The Eagle MLP Strategy Fund Class N commenced operations on August 16, 2018.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		April 30,	April 30,	April 30,	April 30,	April 30,
Class A	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$6.48		$6.77	$8.29	$7.20	$13.23	$13.30
Activity from investment operations:
Net investment income (1)	0.16		0.15	0.18	0.17	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.88)		0.03	(1.24)	1.44	(5.76)	0.21
Total from investment operations	(0.72)		0.18	(1.06)	1.61	(5.45)	0.52
Less distributions from:
Net investment income	(0.21)		(0.24)	(0.10)	(0.16)	(0.48)	(0.11)
Return of capital	—		(0.23)	(0.36)	(0.36)	(0.10)	(0.48)
Total distributions	(0.21)		(0.47)	(0.46)	(0.52)	(0.58)	(0.59)
Net asset value, end of period	$5.55		$6.48	$6.77	$8.29	$7.20	$13.23
Total return (2)	(11.24	)% (6)	2.62%	(13.11)%	22.61%	(41.37)%	3.91%
Net assets, at end of period (000s)	$13,960		$20,793	$30,360	$65,923	$66,005	$130,640
Ratio of gross expenses to average net assets (3)(4)(5)	1.79%		1.73%	1.75%	1.73%	1.74%	1.72%
Ratio of net expenses to average net assets (4)(5)	1.65%		1.67%	1.66%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets, net (4)	5.12%		2.15%	2.47%	2.04%	3.43%	2.31%
Portfolio Turnover Rate	20	% (6)	36%	29%	31%	30%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not inclue the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		April 30,	April 30,	April 30,	April 30,	April 30,
Class C	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$6.47		$6.75	$8.28	$7.18	$13.19	$13.29
Activity from investment operations:
Net investment income (1)	0.13		0.07	0.12	0.11	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.87)		0.06	(1.25)	1.45	(5.73)	0.19
Total from investment operations	(0.74)		0.13	(1.13)	1.56	(5.50)	0.40
Less distributions from:
Net investment income	(0.19)		(0.21)	(0.09)	(0.15)	(0.43)	(0.10)
Return of capital	—		(0.20)	(0.31)	(0.31)	(0.08)	(0.40)
Total distributions	(0.19)		(0.41)	(0.40)	(0.46)	(0.51)	(0.50)
Net asset value, end of period	$5.54		$6.47	$6.75	$8.28	$7.18	$13.19
Total return (2)	(11.61	)% (6)	1.99%	(13.92)%	21.90%	(41.82)%	3.01%
Net assets, at end of period (000s)	$9,432		$12,584	$15,683	$29,374	$31,322	$63,358
Ratio of gross expenses to average net assets (3)(4)(5)	2.54%		2.48%	2.50%	2.48%	2.49%	2.47%
Ratio of net expenses to average net assets (4)(5)	2.40%		2.42%	2.41%	2.40%	2.40%	2.40%
Ratio of net investment income to average net assets, net (4)(5)	4.36%		0.98%	1.72%	1.29%	2.64%	1.61%
Portfolio Turnover Rate	20	% (6)	36%	29%	31%	30%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not inclue the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		April 30,	April 30,	April 30,	April 30,	April 30,
Class I	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$6.49		$6.77	$8.30	$7.21	$13.24	$13.32
Activity from investment operations:
Net investment income (1)	0.17		0.24	0.21	0.19	0.33	0.35
Net realized and unrealized gain (loss) on investments	(0.88)		(0.03)	(1.26)	1.44	(5.76)	0.19
Total from investment operations	(0.71)		0.21	(1.05)	1.63	(5.43)	0.54
Less distributions from:
Net investment income	(0.22)		(0.25)	(0.11)	(0.17)	(0.50)	(0.12)
Return of capital	—		(0.24)	(0.37)	(0.37)	(0.10)	(0.50)
Total distributions	(0.22)		(0.49)	(0.48)	(0.54)	(0.60)	(0.62)
Net asset value, end of period	$5.56		$6.49	$6.77	$8.30	$7.21	$13.24
Total return (2)	(11.10	)% (6)	3.02%	(12.99)%	22.90%	(41.18)%	4.08%
Net assets, at end of period (000s)	$152,618		$201,708	$645,756	$769,538	$619,898	$799,504
Ratio of gross expenses to average net assets (3)(4)(5)	1.54%		1.48%	1.50%	1.48%	1.50%	1.47%
Ratio of net expenses to average net assets (4)(5)	1.40%		1.42%	1.41%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets, net (4)(5)	5.37%		3.40%	2.72%	2.29%	3.82%	2.59%
Portfolio Turnover Rate	20	% (6)	36%	29%	31%	30%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not inclue the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended
	October 31,	Period Ended
	2019	April 30,
Class N	(Unaudited)	2019 (1)
Net asset value, beginning of period	$6.50	$7.39
Activity from investment operations:
Net investment income (loss) (2)	0.17	(0.11)
Net realized and unrealized loss on investments	(0.88)	(0.41)
Total from investment operations	(0.71)	(0.52)
Less distributions from:
Net investment income	(0.22)	(0.25)
Return of capital	—	(0.12)
Total distributions	(0.22)	(0.37)
Net asset value, end of period	$5.57	$6.50
Total return (3)(7)	(11.08)%	(6.90)%
Net assets, at end of period (000s)	$229,169	$258,197
Ratio of gross expenses to average net assets (4)(5)(6)	1.53%	1.50%
Ratio of net expenses to average net assets (5)(6)	1.26%	1.27%
Ratio of net investment income (loss) to average net assets, net (5)(6)	5.49%	(2.30)%
Portfolio Turnover Rate (7)	20%	36%

(1)	The Eagle MLP Strategy Fund’s Class N shares commenced operations on August 16, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2019

1.	ORGANIZATION

The Eagle MLP Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income and capital appreciation.

The Fund currently offers Class A, Class C, Class I and Class N shares. Class C, Class I and Class N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, depending on how much you invest, which may be waived by the co-advisers under certain circumstances. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if a co-adviser does not believe that

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if a co-adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) co-advisers. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are generally a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) co-advisers. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of a co-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause a co-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the co-advisers based upon the current bid for the security from two or more

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the co-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2019 for the Fund’s assets measured at fair value:

MLP & MLP Related Securities	$360,639,153	$—	$—	$360,639,153
Exchange Traded Notes	29,543,566	—	—	29,543,566
Short Term Investment	8,177,669	—	—	8,177,669
Total	$398,360,388	$—	$—	$398,360,388

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$5,000	$—	$5,000
Total	$—	$5,000	$—	$5,000

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Option Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the six months ended October 31, 2019, the Fund had realized gain of $427,548 from options written contracts as disclosed on the Statement of Operations.

The notional value of the derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

As of October 31, 2019, the net change in unrealized appreciation on option written contracts was $190,821.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open tax years 2016 – 2019, or expected to be taken in the Fund’s 2020 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $86,821,706 and $111,378,607 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s investment co-advisers (the “Co-Advisers”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended October 31, 2019, the Fund incurred advisory fees of $2,891,961.

Pursuant to a written contract (the “Waiver Agreement”), the Co-Advisers have agreed, at least until August 31, 2020, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than a Co-Adviser)) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, 1.40% per annum of Class I average daily net assets and 1.26% per annum of Class N average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2019, the Co- Advisers waived expenses of $489,313 pursuant to the Waiver Agreement.

If the Co-Advisers waive any fees or reimburse any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Class A, Class C, Class I and Class N shares, respectively, are subsequently less than the Expense Limitation, the Co-Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If the operating expenses attributable to the Class A, Class C, Class I and Class N shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Co-Advisers may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement at any time.

The following amounts are subject to recapture by the Co-Advisers by the following dates:

April 30, 2020	April 30, 2021	April 30, 2022
$634,426	$667,630	$584,411

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I and Class N shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2019, the Fund paid $22,536 and $56,247 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2019, the Distributor received $1,912 from front-end sales charge of which $279 was retained by the Distributor or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the tax years ended October 31, 2018 and October 31, 2017 was as follows:

	Tax Year Ended	Tax Year Ended
	October 31, 2018	October 31, 2017
Ordinary Income	$3,751,750	$16,670,303
Long-Term Capital Gain	—	—
Return of Capital	41,691,818	36,689,198
	$45,443,568	$53,359,501

The components of accumulated earnings/(deficit) on a tax basis as of October 31, 2018, adjusted for activity through fiscal year end April 30, 2019, were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$12,872,662	$—	$—	$(383,574,171)	$—	$26,333,491	$(344,368,018)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized losses from security transactions and accumulated net investment income is primarily attributable to tax adjustments for partnerships, 1256 option contracts and the tax deferral of losses on wash sales. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $6,376.

At the Fund’s tax year end of October 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$54,883,529	$257,479,419	$312,362,948

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses, resulted in reclassification for the tax year ended October 31, 2018, adjusted for activity through fiscal year end April 30, 2019, as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(115,562)	$115,562

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2019

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Depreciation
$443,321,485	$22,661,381	$(67,622,478)	$(44,961,097)

7.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Eagle MLP Strategy Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2019

As a shareholder of the Eagle MLP Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period**
Actual	5/1/2019	10/31/2019	5/1/19 – 10/31/19	5/1/19 – 10/31/19
Class A	$1,000.00	$887.60	$7.83	1.65%
Class C	$1,000.00	$883.90	$11.37	2.40%
Class I	$1,000.00	$889.00	$6.65	1.40%
Class N	$1,000.00	$889.20	$6.65	1.26%

	Beginning	Ending Account	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Value	During Period	During Period**
(5% return before expenses)	5/1/2019	10/31/2019	5/1/19 – 10/31/19	5/1/19 – 10/31/19
Class A	$1,000.00	$1,016.84	$8.36	1.65%
Class C	$1,000.00	$1,013.07	$12.14	2.40%
Class I	$1,000.00	$1,018.10	$7.10	1.40%
Class N	$1,000.00	$1,018.50	$6.29	1.26%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2019

Eagle Global Advisors, LLC and Princeton Fund Advisors, LLC (Co-Advisers to Eagle MLP Strategy Fund)

In connection with the regular meeting held on June 25-26, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Eagle Global Advisors, LLC. (“EGA”) and Princeton Fund Advisors, LLC (“Princeton”) (each an “Adviser” and together, “Co-Advisers”), and the Trust, with respect to the Eagle MLP Strategy Fund (the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. – The Trustees noted that Princeton was founded in 2011 and had approximately $1.4 billion in assets under management. They further noted that Princeton specialized in evaluating and partnering with alternative asset managers and developed alternative mutual fund products for institutional and individual investors. The Trustees reviewed the background information of the key personnel responsible for servicing the Fund, taking into consideration their education and financial industry experience. They noted that although Princeton delegates the day to day management of the Fund to EGA, Princeton conducted on-going due diligence on the Fund’s investments as well as monitored the Fund’s investment portfolio to ensure compliance with the Fund’s prospectus and statement of additional information. The Trustees further noted that Princeton independently monitored the Fund using various risk management tools to evaluate stress test scenarios as well as other risk/return characteristics. The Trustees acknowledged Princeton’s experience and resources and concluded that Princeton was expected to continue to provide high quality of service to the Fund and its shareholders.

The Trustees noted that EGA was founded in 1996 and had approximately $3.2 billion in assets under management. They further noted that EGA specialized in offering strategies in master limited partnerships (“MLPs”), U.S., international, and global equities through limited partnerships and separately managed accounts. The Trustees reviewed the background information of the key personnel responsible for servicing the Fund, taking into consideration their education and financial industry experience. They noted that EGA was responsible for the daily management of the Fund’s MLP strategy and utilized a team of research analysts to conduct fundamental analysis of individual partnerships. They further noted that EGA’s CCO and portfolio management team monitor compliance with the Fund’s investment limitations by reviewing daily compliance reports. The Trustees recognized that EGA reported no material compliance or litigation issues

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

since the last renewal of the co-advisory agreement. They agreed that EGA had performed its services consistent with disclosures in the prospectus.

Performance. – The Trustees reviewed the Fund’s performance and noted that the Fund had underperformed its Morningstar category median and peer group median over the one year, five year, and since inception periods. They further noted that the Fund had outperformed its Morningstar category median, peer group median, and benchmark over the three year period. The Trustees reviewed EGA’s explanation of the Fund’s underperformance and noted the Fund’s recent strong returns of 20.51% for the quarter ended March 31, 2019 as compared to the Fund’s benchmark returns of 16.82%. The Trustees concluded that the co-advisers’ performance had been acceptable.

Fees and Expenses. – The Trustees noted that the advisory fee charged by Princeton and EGA was 1.25%, which was higher than the Morningstar category average and median and at the top of the range of Morningstar category fees. They further noted that the Fund’s net expense ratio was higher than the Morningstar category average and median as well as the peer group average and median. They acknowledged that the Fund’s net expense ratio was well within the range of both comparison groups. The Trustees also noted that the co-advisers have an expense limitation in place with respect to the Fund that the co-advisers intended to renew. The Trustees discussed the fees charged by EGA for accounts with a similar strategy and noted that EGA charged a fee to such accounts that was similar to the Fund’s advisory fee. They also discussed the allocation of the advisory fee between EGA and Princeton and agreed that it was not unreasonable in light of the allocation of advisory services provided and responsibilities.

Economies of Scale. – The Trustees considered whether economies of scale had been reached with respect to the management of the Fund. They noted that the co-advisers had indicated a willingness to continue to evaluate the appropriateness of breakpoints as the Fund grows. The Trustees agreed that in light of the expense limitation agreement in place, and the co-advisers’ willingness to consider breakpoints in the future as the Fund’s assets increased, the absence of breakpoints at this time was acceptable.

Profitability. – The Trustees considered the profitability of each co-adviser with respect to the investment services it provided to the Fund. They noted that EGA achieved a level of profitability that was modest in terms of actual dollar amount and as a percentage of the fees paid, and that PFA reported a profit that, while healthy, was not excessive. The Trustees concluded that excessive profitability was not a concern at this time with respect to either co-adviser.

Conclusion. – Having requested and received such information from the co-advisers as the Trustees believed to be reasonable necessary to evaluate the terms of the co-advisory agreement, and as assisted by the advice of legal counsel, the Trustees concluded that the renewal of the co-advisory agreement was in the best interest of Eagle and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT CO-ADVISORS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

Eagle Global Advisors, LLC
1330 Post Oak Blvd, Suite 3000
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 1/08/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 1/08/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 1/08/20